DERIVATIVE INSTRUMENTS (Schedule of Derivative Instruments in Statement of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional amount	$ 94,226	$ 128,820
Fair value	5,829	2,719
Option Contracts To Hedge Payroll Expenses ILS
Derivative [Line Items]
Notional amount	0	16,204
Option Contracts To Hedge Payroll Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	294
Option Contracts To Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	15,733	21,904
Option Contracts To Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	795	800
Option Contracts to Hedge Facility Expenses ILS
Derivative [Line Items]
Notional amount	0	1,273
Option Contracts to Hedge Facility Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	19
Option Contracts to Hedge Facility Expenses INR
Derivative [Line Items]
Notional amount	901	2,006
Option Contracts to Hedge Facility Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	46	80
Forward Contracts to Hedge Payroll Expenses ILS
Derivative [Line Items]
Notional amount	67,652	67,139
Forward Contracts to Hedge Payroll Expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	4,807	1,333
Forward Contracts to Hedge Payroll Expenses INR
Derivative [Line Items]
Notional amount	7,866	10,032
Forward Contracts to Hedge Payroll Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	168	50
Forward Contracts to Hedge Payroll Expenses PHP
Derivative [Line Items]
Notional amount	1,623	2,362
Forward Contracts to Hedge Payroll Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	3	64
Forward Contracts To Hedge Facility Expenses INR
Derivative [Line Items]
Notional amount	451	0
Forward Contracts To Hedge Facility Expenses INR | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	10	0
Forward contracts to hedge facility expenses ILS
Derivative [Line Items]
Notional amount	0	2,546
Forward contracts to hedge facility expenses ILS | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	0	67
Forward Contracts to Hedge Facility Expenses PHP
Derivative [Line Items]
Notional amount	0	5,354
Forward Contracts to Hedge Facility Expenses PHP | Fair Value, Inputs, Level 2
Derivative [Line Items]
Fair value	$ 0	$ 12